SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Financial Information for Reportable Segments

The table below presents financial information for our reportable segments and reconciles total segment Adjusted EBITDA to Loss from continuing operations before income taxes:

	Year ended December 31,
	2017	2016	2015
Revenues
New Zealand	$517,952	$487,337	$393,055
Bolivia	258,438	275,514	285,382
Unallocated Corporate & Eliminations	420	565	823

Total revenues	$776,810	$763,416	$679,260

Adjusted EBITDA
New Zealand	$83,217	$79,291	$55,455
Bolivia	76,522	81,577	91,657
Equity-based compensation	(2,853)	(2,706)	(1,309)
Acquisition and other nonrecurring costs	(5,765)	(4,225)	(2,029)
Depreciation, amortization and accretion	(106,909)	(105,456)	(93,084)
Loss on disposal and abandonment of assets	(682)	(609)	(2,252)
Interest expense	(59,754)	(69,055)	(62,335)
Change in fair value of warrant liability	9,053	—	—
Debt modification and extinguishment costs	(6,689)	(3,802)	—
Other, net	3,419	(133)	(4,268)
Unallocated Corporate & Eliminations	(11,436)	(7,805)	(7,691)

Loss from continuing operations before income taxes	$(21,877)	$(32,923)	$(25,856)

Depreciation, amortization and accretion
New Zealand	$60,805	$59,436	$52,433
Bolivia	45,925	45,981	40,435
Unallocated Corporate & Eliminations	179	39	216

Total depreciation, amortization and accretion	$106,909	$105,456	$93,084

Capital expenditures
New Zealand	$53,904	$50,874	$57,253
Bolivia	37,215	56,342	46,693
Unallocated Corporate & Eliminations	1,233	564	2,670

Total capital expenditures	$92,352	$107,780	$106,616

Total assets
New Zealand	$432,932	$410,546
Bolivia	292,189	284,358
Unallocated Corporate & Eliminations	35,917	11,300

Total assets	$761,038	$706,204

Schedule of Revenues By Product or Service

The table below presents total revenues by product or service type for the years ended December 31, 2017, 2016, and 2015:

	New Zealand	Bolivia	Unallocated Corporate & Eliminations	Total
Year ended December 31, 2017
Wireless service revenues	$274,168	$252,031	$—	$526,199
Wireline service revenues	57,131	—	—	57,131
Equipment sales	175,096	3,740	—	178,836
Non-subscriber ILD and other revenues	11,557	2,667	420	14,644

Total revenues	$517,952	$258,438	$420	$776,810

Year ended December 31, 2016
Wireless service revenues	$259,206	$265,534	$—	$524,740
Wireline service revenues	43,397	—	—	43,397
Equipment sales	173,150	5,622	—	178,772
Non-subscriber ILD and other revenues	11,584	4,358	565	16,507

Total revenues	$487,337	$275,514	$565	$763,416

Year ended December 31, 2015
Wireless service revenues	$229,365	$274,061	$—	$503,426
Wireline service revenues	19,357	—	—	19,357
Equipment sales	138,648	4,191	—	142,839
Non-subscriber ILD and other revenues	5,685	7,130	823	13,638

Total revenues	$393,055	$285,382	$823	$679,260